Goodwill	12 Months Ended
Dec. 31, 2013
Business Combination, Goodwill [Abstract]
GOODWILL
NOTE 8: GOODWILL
Goodwill as of December 31, 2013 and December 31, 2012 consisted of the following:
Balance, January 1, 2012	$ 1,579
Balance, December 31, 2012	1,579
Balance, December 31, 2013	$ 1,579
.